Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of related party transactions

EURm	2021	2020	2019
Share of results	9	22	12
Dividend income	8	5	6
Share of shareholders' equity	243	233	165
Sales	87	115	153
Purchases	(144)	(177)	(193)
Trade receivables	45	31	22
Trade payables	(29)	(26)	(38)

Schedule of compensation

Compensation information for the President and CEO:

EUR	Base salary/fee	Cash incentive payments	Share-based payment expenses(1)	Pension expenses	Total(2)
2021
Pekka Lundmark	1 300 000	2 975 781	4 263 505	589 873	9 129 159
2020
Pekka Lundmark, from 1 August 2020	541 667	573 068	1 063 164	211 050	2 388 949
Rajeev Suri, until 31 July 2020(3)	759 365	945 697	1 276 825	341 591	3 323 478
2019
Rajeev Suri	1 300 000	637 163	2 265 547	353 846	4 556 556
(1)Represents the expense for all outstanding equity grants recorded during the year.
(2)	Additionally, the CEO has received EUR 35 731 (EUR 80 244 in 2020 and EUR 118 619 in 2019) other compensation such as telephone, car, driver, mobility, tax compliance support and medical insurance.

(3) Upon stepping down from his role as CEO in 2020, Nokia recorded termination benefits, EUR 5 122 317, for Rajeev Suri according to terms of his exit agreement. During 2021, the details of Rajeev Suri’s exit agreement were revised and incentive payout factor was finalized, resulting into a credit of EUR 96 201 recorded to the income statement in 2021.

Total remuneration awarded to the Group Leadership Team for their time as members of the Group Leadership Team:

EURm	2021	2020	2019
Short-term benefits	20	27	24
Post-employment benefits(1)	2	2	1
Share-based payments	12	9	8
Termination benefits(2)	–	10	–
Total	34	48	33

(1)The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.

(2)	Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.

Board of Directors’ compensation

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2021			2020			2019
	Annual	Meeting	Shares	Annual	Meeting	Shares	Annual	Meeting	Shares
	fee(1)	fees(2)	received(3)	fee(1)	fees	received(3)	fee(1)	fees	received(3)
	EUR	EUR	number	EUR	EUR	number	EUR	EUR	number
Sari Baldauf, Chair	440 000	–	43 711	440 000	5 000	48 523	185 000	12 000	16 261
Kari Stadigh, Vice Chair(4)	200 000	7 000	19 868	185 000	11 000	20 401	160 000	12 000	14 063
Bruce Brown(4)(5)	200 000	7 000	19 868	190 000	22 000	20 953	190 000	27 000	16 700
Thomas Dannenfeldt(5)(6)	185 000	7 000	18 378	175 000	–	19 299	–	–	–
Jeanette Horan(5)(6)	185 000	7 000	18 378	175 000	20 000	19 299	175 000	22 000	15 382
Louis R. Hughes	–	–	–	–	–	–	–	22 000	–
Edward Kozel(5)(6)	195 000	7 000	19 372	195 000	17 000	21 504	195 000	20 000	17 140
Elizabeth Nelson	–	–	–	175 000	17 000	19 299	175 000	25 000	15 382
Olivier Piou	–	–	–	–	11 000	–	175 000	14 000	15 382
Risto Siilasmaa	–	–	–	–	–	–	440 000	–	38 675
Søren Skou(4)	175 000	7 000	17 385	160 000	11 000	17 644	160 000	–	14 063
Carla Smits-Nusteling(6)	190 000	9 000	18 875	190 000	17 000	20 953	190 000	20 000	16 700
Total	1 770 000	51 000		1 885 000	131 000		2 045 000	174 000

(1)   Annual fees consist of Board member fees and Committee chair and member fees.

(2)   Meeting fees include all meeting fees paid for the term that ended at the Annual General Meeting held on 8 April 2021, and meeting fees accrued and paid in 2021 for the term that began at the same meeting.

(3)   Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately 60% is paid in cash.

(4)   Annual fees in 2021 include EUR 30 000 for Bruce Brown as Chair and EUR 15 000 for Søren Skou and Kari Stadigh as members of the Personnel Committee.

(5)   Annual fees in 2021 include EUR 20 000 for Edward Kozel as Chair and EUR 10 000 for Bruce Brown, Thomas Dannenfeldt and Jeanette Horan as members of the Technology Committee.

(6)   Annual fees in 2021 include EUR 30 000 for Carla Smits-Nusteling as Chair and EUR 15 000 for Thomas Dannenfeldt, Jeanette Horan, and Edward Kozel as members of the Audit Committee.